Account Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Account Receivables [Abstract]
Schedule of Account Receivables	Details of account receivables are as follows:
	As of December 31, 2024	As of June 30, 2025
	US$	US$
Account receivables	717,644	1,359,747
Less: allowance for credit losses	—	—
	717,644	1,359,747